Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	$ 20,179	$ 20,180
Impairment of exploration and evaluation assets		(251)
Exploration and evaluation assets,Net	20,179	19,929
La Verde (Mexico) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	19,741	19,741
Warintza (Ecuador) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	188	188
ENAMI Concessions (Ecuador) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross	250
Ricardo (Chile) [Member]
Schedule of Exploration and Evaluation Assets [Line Items]
Exploration and evaluation assets,Gross		$ 251